SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		29 Months Ended	35 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Oct. 31, 2013
Concentration Risk [Line Items]
Accounts receivable, net	$ 908		$ 908		$ 513	$ 256	$ 513	$ 908
Property, Plant and Equipment [Line Items]
Impairment loss on photovoltaic system					$ 36,708		$ 36,708	$ 36,708
Equipment [Member]
Property, Plant and Equipment [Line Items]
Equipment			5 years		5 years
Accounts Receivable [Member] | Local Utility Company [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			17.00%	13.00%	3.00%
Accounts Receivable [Member] | State Of North Carolina [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			82.00%	87.00%	97.00%
Revenues [Member] | Local Utility Company [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			21.00%	22.00%	15.00%
Revenues [Member] | State Of North Carolina [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			79.00%	78.00%	85.00%